                          VAN KAMPEN SENIOR LOAN FUND
                         SUPPLEMENT DATED JULY 14, 2006
                   TO THE PROSPECTUS DATED NOVEMBER 30, 2005,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 14, 2006

     The Prospectus is hereby supplemented as follows:

     At a special shareholders' meeting of the Fund held on June 23, 2006, shareholders voted in favor of the following proposals: i) to amend the Fund's fundamental policy regarding the Fund's offers to repurchase its shares to allow the Fund to repurchase its shares on a monthly basis, (ii) to amend the Fund's fundamental policy regarding the Fund's use of financial leverage to allow the Fund to use leverage to the maximum extent allowable under the Investment Company Act of 1940, as amended, and (iii) to elect five new nominees to the Board of Trustees of the Fund. In addition, on June 7, 2006, the Fund obtained exemptive relief from the Securities and Exchange Commission to enable the Fund to conduct monthly repurchase offers, subject to certain conditions.

     OFFERS TO REPURCHASE. In connection with amending the Fund's fundamental policy regarding the Fund's offers to repurchase its shares to allow the Fund to repurchase its shares on a monthly basis, all references in the Fund's prospectus to conducting quarterly offers to repurchase its outstanding shares are hereby deleted, and the Fund expects to begin conducting monthly offers to repurchase its outstanding shares commencing in October 2006. The repurchase offers will continue to be for between 5% and 25% of the Fund's outstanding shares; however, whereas the Fund's present intent for quarterly offers was 15%, the Fund's present intent for monthly offers is 5% (although the initial one or more monthly repurchase offers may be for more than 5%, provided, however, the aggregate percentage of Common Shares subject to repurchase in any 3-month period will not exceed 25%). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate doing monthly repurchase offers, the Fund will have shorter notice periods before each offer and shorter payment periods after each offer. Whereas quarterly repurchase orders required shareholder notice 21-42 days before the repurchase request deadline, the monthly repurchase offers require shareholder notice 7-14 days before the repurchase request deadline. Whereas payment for shares repurchased in quarterly repurchase offers could be as many as 21 days after the repurchase request deadline; payment for shares repurchased in monthly offers can only be as many as 7 days after the repurchase request deadline and in any event must be at least 5 business days before notification of the next repurchase offer. The repurchase price will be the Fund's net asset value as determined after the close of business on the repurchase pricing date, and the repurchase pricing date will normally be the same as the repurchase request deadline. The Fund generally will pay repurchase proceeds by the third business day after the repurchase pricing date. Other policies and procedures regarding repurchase offers continue to apply and are unchanged by the Fund's switch from quarterly to monthly offers (for example, any applicable early withdrawal charges still apply).

     FINANCIAL LEVERAGE. In connection with amending the Fund's fundamental policy regarding the Fund's use of financial leverage to allow the Fund to use leverage to the maximum extent allowable under the Investment Company Act of 1940, as amended (the "1940 Act"), all references in the Fund's prospectus limiting borrowing only to finance repurchase offers are hereby deleted and similarly all references not allowing borrowings for investment purposes are hereby deleted; and the Fund's prospectus is hereby supplemented to provide the following about the Fund's intended use of financial leverage as part of its overall investment strategy and the related risks of such financial leverage:

     The Fund seeks to use financial leverage for investment purposes to benefit the Fund's Common Shares. Generally speaking, if the Fund can invest the proceeds from financial leverage (i.e., money from borrowings or issuing preferred shares) in portfolio securities that have higher rates of return than the costs of such financial leverage and other expenses of the Fund, then the holders of Common Shares would have a net benefit. The Fund's amended policy on financial leverage allows the Fund to use financial leverage in the form of borrowings and/or preferred shares to the maximum extent allowable under the 1940 Act. The Adviser and the Fund's Board of Trustees will regularly review the Fund's use of financial leverage (i.e., the relative costs and benefits of leverage on the Fund's Common Shares) and review the alternative means to leverage (i.e., the relative benefits and costs of borrowing versus issuing preferred shares).

     Under the 1940 Act, a fund is not permitted to incur indebtedness unless immediately after such incurrence the fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of the indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the fund's total assets). Additionally, under the 1940 Act, a fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the fund has, at the time of the declaration of such dividend or distribution, or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution or purchase price, as the case may be. Under the 1940 Act, a fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund's total assets). In addition, a fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such distribution, the net asset value of the fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If using a combination of borrowing and issuing preferred shares, the maximum allocable leverage is somewhere between 300% and 200% asset coverage (but in no event less than 200% asset coverage) based on the relative amounts borrowed and preferred shares issued.

     As of July 14, 2006, the Fund has entered into an Amended and Restated Revolving Credit and Security Agreement (which in effect replaces the Fund's existing Revolving Credit and Security Agreement dated November 13, 2003 as described in the Fund's current prospectus). Under the Amended and Restated Revolving Credit and Security Agreement, the Fund may borrow up to $700 million and the purposes of any advances under the amended facility include financing the repurchase of shares and/or borrowing for investment purposes. Other terms and conditions of the amended facility are not materially changed.

     RISKS OF FINANCIAL LEVERAGE. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the Common Shares, including that the costs of the financial leverage exceed the income from investments made with such leverage, the higher volatility of the net asset value of the Common Shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the Common Shareholders. The Fund's use of leverage also may impair the ability of the Fund to maintain its qualification for federal income taxes as a regulated investment company. As long as the Fund is able to invest the proceeds of any financial leverage in senior loans or other investments that provide a higher net return than the then cost of such financial leverage (i.e., the current interest rate on any borrowing or dividend rate of any preferred shares after taking into account the expenses of any borrowing or preferred shares offering) and the Fund's operating expenses, the effect of leverage will be to cause the Common Shareholders to realize a higher current rate of return than if the Fund were not leveraged. However, if the current costs of financial leverage were to exceed the return on such proceeds after expenses (which the Adviser believes to be an unlikely scenario), the Common Shareholders would have a lower rate of return than if the Fund had an unleveraged capital structure. During any annual period when the Fund has a net payable on the interest due on borrowings or the dividends due on any outstanding preferred shares, the failure to pay on such amounts would preclude the Fund from paying dividends on the Common Shares. The rights of lenders to the Fund to receive interest on and repayment of principal on any borrowings will be senior to those of the holders of the Common Shares, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to holders of Common Shares in certain circumstances, and may require the Fund to pledge all or a portion of the Fund's assets to secure such borrowing. Further, the terms of such borrowing may, and the 1940 Act does (in certain circumstances), grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In addition, under the 1940 Act, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration and after deducting the amount of such dividend or distribution, the Fund is in compliance with the asset coverage requirements of the 1940 Act. Such prohibition on the payment of dividends or distributions might impair the ability of the Fund to maintain its qualification, for federal income tax purposes, as a regulated investment company. The Fund intends, however, to the extent possible, to repay borrowings or purchase or redeem any outstanding preferred shares from time to time if necessary, which may involve the payment by the Fund of a premium and the sale by the Fund of portfolio securities at a time when it may be disadvantageous to do so, to maintain compliance with such asset coverage requirements. Subject to the restrictions of the 1940 Act, the

     Fund may "releverage" through incurrence of new borrowing, or the reissuance of preferred shares and in connection with which the Fund, and indirectly the Common Shareholders, would incur the expenses of such releveraging. Any borrowing will likely rank senior to or pari passu with all other existing and future borrowings of the Fund. Interest payments and fees incurred in connection with borrowings will reduce the amount of net income available for payment to Common Shareholders. Although the Fund does not have any immediate intention to do so, the Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the Fund's Common Shares, such that holders of preferred shares would have priority over the distribution of the Fund's assets, including dividend and liquidating distributions. It is presently believed that any such preferred shares of the Fund would not be listed on any exchange and would be bought and sold in auctions through participating broker-dealers. If the Fund were to issue preferred shares, the Fund could be subject to, among other things, (i) more stringent asset coverage provisions, (ii) restrictions on certain investment practices and (iii) the imposition of certain minimum issue size, issuer geographical diversification and other requirements for determining portfolio assets that are eligible for computing compliance with their asset coverage requirements in connection with an investment grade rating for such preferred shares from one or more nationally recognized statistical rating organizations. The creation of borrowing or issuance of any preferred shares by the Fund entails certain initial costs and expenses and certain ongoing administrative and accounting expenses, as well as costs of interest payments and dividends on the leverage. Fees based on the net assets of the Fund (such as the Fund's advisory and administrative fees) will not increase by adding leverage to the Fund. Certain other expenses of the Fund (such as custodian fees or portfolio transaction-related costs which generally increase with any increase in the amount of assets managed by the Fund) are expected to marginally increase by adding leverage to the Fund. All of these costs and expenses will be borne by the Fund's Common Shareholders and will reduce the income or net assets available to Common Shareholders. If the Fund's current investment income were not sufficient to meet interest expenses on any borrowing or dividend requirements on any preferred shares, the Fund might have to liquidate certain of its investments in order to meet required interest or dividend payments, thereby reducing the net asset value attributable to the Fund's Common Shares. If there are preferred shares issued and outstanding, holders of the preferred shares will elect two Trustees. In addition, the terms of any preferred shares or borrowing may entitle holders of the preferred shares or lenders, as the case may be, to elect a majority of the Board of Trustees in certain other circumstances. The Fund could be converted to an open-end investment company at any time by an amendment to the Fund's Declaration of Trust. The Fund's Declaration of Trust provides that such an amendment would require the approval of (a) a majority of the Trustees, including the approval by a majority of the disinterested Trustees of the Fund and (b) the lesser of (i) 67% or more of the Fund's Common Shares and preferred shares, each voting as a class, present at a meeting at which holders of more than 50% of the outstanding shares of each class are present in person or by proxy or (ii) more than 50% of the outstanding Common Shares and preferred shares, each voting as a class. Among other things, conversion of the Fund to an open-end investment company would require the redemption of all outstanding preferred shares and could require the repayment of borrowings, which would eliminate the leveraged capital structure of the Fund with respect to the Common Shares. Certain other practices in which the Fund may engage, including reverse repurchase agreements, may also be considered leverage and subject the Fund's leverage policy. However, to the extent that the Fund segregates cash, liquid securities or liquid senior loans in an amount sufficient to cover its obligations with respect to such reverse repurchase agreements, they will not be subject to the Fund's leverage policy.

     The Fund's statement of additional information contains additional information about the Fund's use of financial leverage.

     NEW TRUSTEES. In connection with the election of new trustees, the Fund has supplemented its Statement of Additional Information and shareholders seeking additional information about the Fund's trustees can request a copy of the Fund's Statement of Additional Information by following the instructions provided in the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     SLFSPT 7/06

                          VAN KAMPEN SENIOR LOAN FUND
                     SUPPLEMENT DATED JULY 14, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 30, 2005,
                         AS PREVIOUSLY SUPPLEMENTED ON
                                 MARCH 21, 2006

     The Statement of Additional Information is hereby supplemented as follows:

     1) Effective June 23, 2006, investment restriction 3. under the heading "INVESTMENT RESTRICTIONS" is hereby deleted in its entirety and replace with the following:

     3. Issue senior securities nor borrow money, except that the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules or regulations promulgated by the Commission under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

     2) Effective June 23, 2006, the following new trustees were elected as trustees of the Fund and are hereby added as additional independent trustees under the heading "TRUSTEES AND OFFICERS".

                              INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                               TERM OF                                   FUNDS IN
                                              OFFICE AND                                   FUND
                                 POSITION(S)  LENGTH OF                                  COMPLEX     OTHER
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)        OVERSEEN    DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS           BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,            68       Trustee/ Director/
33971 Selva Road                              since 2006  Chairman and Chief Executive               Managing General
Suite 130                                                 Officer of the Allstate                    Partner of funds
Dana Point, CA 92629                                      Corporation ("Allstate") and               in the Fund
                                                          Allstate Insurance Company.                Complex. Director
                                                          Prior to January 1995,                     of Amgen Inc., a
                                                          President and Chief                        biotechnological
                                                          Executive Officer of                       company, and
                                                          Allstate. Prior to August                  Director of Valero
                                                          1994, various management                   Energy
                                                          positions at Allstate.                     Corporation, an
                                                                                                     independent
                                                                                                     refining company.

                                                                                        NUMBER OF
                                               TERM OF                                   FUNDS IN
                                              OFFICE AND                                   FUND
                                 POSITION(S)  LENGTH OF                                  COMPLEX     OTHER
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)        OVERSEEN    DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS           BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)          Trustee      Trustee     Managing Partner of Heidrick      68       Trustee/ Director/
Heidrick & Struggles                          since 2006  & Struggles, an executive                  Managing General
233 South Wacker Drive                                    search firm. Trustee on the                Partner of funds
Suite 7000                                                University of Chicago                      in the Fund
Chicago, IL 60606                                         Hospitals Board, Vice Chair                Complex.
                                                          of the Board of the YMCA of
                                                          Metropolitan Chicago and a
                                                          member of the Women's Board
                                                          of the University of
                                                          Chicago. Prior to 1997,
                                                          Partner of Ray & Berndtson,
                                                          Inc., an executive
                                                          recruiting firm. Prior to
                                                          1996, Trustee of The
                                                          International House Board, a
                                                          fellowship and housing
                                                          organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President of
                                                          ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of         68       Trustee/ Director/
1744 R Street, NW                             since 2006  the German Marshall Fund of                Managing General
Washington, DC 20009                                      the United States, an                      Partner of funds
                                                          independent U.S. foundation                in the Fund
                                                          created to deepen                          Complex.
                                                          understanding, promote
                                                          collaboration and stimulate
                                                          exchanges of practical
                                                          experience between Americans
                                                          and Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and option
                                                          company that invests money
                                                          for individuals and
                                                          institutions. Prior to 1992,
                                                          President and Chief
                                                          Executive Officer, Director
                                                          and member of the Investment
                                                          Committee of the Joyce
                                                          Foundation, a private
                                                          foundation.

                                                                                        NUMBER OF
                                               TERM OF                                   FUNDS IN
                                              OFFICE AND                                   FUND
                                 POSITION(S)  LENGTH OF                                  COMPLEX     OTHER
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)        OVERSEEN    DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS           BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson               68       Trustee/ Director/
423 Country Club Drive                        since 2006  Investment Planning                        Managing General
Winter Park, FL 32789                                     Services, Inc., a financial                Partner of funds
                                                          planning company and                       in the Fund
                                                          registered investment                      Complex.
                                                          adviser in the State of
                                                          Florida. President of Nelson
                                                          Ivest Brokerage Services
                                                          Inc., a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board. President
                                                          of Nelson Sales and Services
                                                          Corporation, a marketing and
                                                          services company to support
                                                          affiliated companies.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications Officer      68       Trustee/ Director/
815 Cumberstone Road                          since 2006  of the National Academy of                 Managing General
Harwood, MD 20776                                         Sciences/National Research                 Partner of funds
                                                          Council, an independent,                   in the Fund
                                                          federally chartered policy                 Complex. Director
                                                          institution, from 2001 to                  of Fluor Corp., an
                                                          November 2003 and Chief                    engineering,
                                                          Operating Officer from 1993                procurement and
                                                          to 2001. Director of the                   construction
                                                          Institute for Defense                      organization,
                                                          Analyses, a federally funded               since January 2004
                                                          research and development                   and Director of
                                                          center, Director of the                    Neurogen
                                                          German Marshall Fund of the                Corporation, a
                                                          United States, Director of                 pharmaceutical
                                                          the Rocky Mountain Institute               company, since
                                                          and Trustee of Colorado                    January 1998.
                                                          College. Prior to 1993,
                                                          Executive Director of the
                                                          Commission on Behavioral and
                                                          Social Sciences and
                                                          Education at the National
                                                          Academy of Sciences/National
                                                          Research Council. From 1980
                                                          through 1989, Partner of
                                                          Coopers & Lybrand.

     3) Effective June 23, 2006, the committee structure of the Fund's Board of Trustees was changed. The Board's one standing committee (an audit and governance committee) was split into two separate committees. The membership of the audit committee now consists of Messrs. Choate, Dammeyer and Kennedy. The membership of the governance committee now consists of Messrs. Arch, Kerr and Nelson. A new committee, entitled the brokerage and services committee has been created and the membership of the brokerage and services committee consists of Mesdames Heagy and Woolsey and Mr. Sonnenschein. The brokerage and services committee reviews the Fund's allocation of brokerage transactions, if any, and reviews transfer agency and shareholder servicing arrangements. All committees of the Fund are comprised of independent trustees.

     4) Effective July 14, 2006, the Fund has entered into an Amended and Restated Revolving Credit and Security Agreement (which in effect replaces the Fund's existing Revolving Credit and Security Agreement dated November 13, 2003 as described in the Fund's current statement of additional information). Under the Amended and Restated Revolving Credit and Security Agreement, the Fund may borrow up to $700 million and the purposes of any advances under the amended facility include financing the repurchase of shares and/or borrowing for investment purposes. Other terms and conditions of the amended facility are not materially changed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  SLFSPTSAI 7/06